Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay C Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 66.9%
Long-Term Municipal Bonds – 66.2%
Alabama – 1.7%
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	$7,525	$8,302,107
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	465	520,009

		8,822,116

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	235	284,782

Arizona – 0.5%
State of Arizona Lottery Revenue 5.00%, 07/01/2024	2,000	2,327,140
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	515	515,072

		2,842,212

California – 52.8%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A 5.00%, 04/01/2021	1,000	1,011,380
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) 2.792%, 10/01/2032	1,150	1,200,002
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 06/01/2023-06/01/2025	2,000	2,329,500
Bay Area Toll Authority Series 2017 5.00%, 04/01/2028	2,700	3,519,045
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2027	2,000	2,406,860
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020A 4.00%, 04/01/2035	1,850	2,226,864
California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017P 5.00%, 11/01/2032	3,430	3,727,998

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018A 5.00%, 11/15/2030	$900	$1,155,555
California Housing Finance Series 20192 4.00%, 03/20/2033	2,191	2,469,616
California Infrastructure & Economic Development Bank 0.45%, 01/01/2050 (Pre-refunded/ETM)(a)	1,500	1,501,395
California Infrastructure & Economic Development Bank (Broad Collection LLC) Series 2011A 5.00%, 06/01/2021	3,000	3,058,080
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015B 5.00%, 10/01/2026	1,000	1,218,170
California Municipal Finance Authority (California Municipal Finance Authority State Lease) Series 2017A 5.00%, 06/01/2029	2,320	2,900,302
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 06/30/2028-06/30/2029	5,025	6,244,279
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	2,635	2,860,872
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 07/01/2029(a)	450	554,679
California School Finance Authority (Fenton Charter Public Schools) Series 2020A 4.00%, 07/01/2030(a)	600	654,726
California School Finance Authority (Rocketship Education Obligated Group) Series 2015A 4.25%, 03/01/2028(a)	705	757,805
California State Public Works Board Series 2011G 5.00%, 12/01/2023 (Pre-refunded/ETM)	3,215	3,357,264
California State Public Works Board (California State Public Works Board Lease) Series 2014A 5.00%, 09/01/2030	4,375	5,096,481
Series 2019C 5.00%, 11/01/2027	1,670	2,173,171
California State University Series 2011A 5.25%, 11/01/2026 (Pre-refunded/ETM)	2,035	2,120,246
Series 2016A 5.00%, 11/01/2025	1,000	1,226,730

	Principal Amount (000)	U.S. $ Value
Series 2017A 5.00%, 11/01/2025-11/01/2030	$3,160	$3,918,447
Series 2020D 1.49%, 11/01/2028	400	400,800
California Statewide Communities Development Authority (Enloe Medical Center) Series 2015 5.00%, 08/15/2028	2,200	2,670,030
California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 06/01/2034(a)	375	429,446
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018A 5.00%, 12/01/2028(a)	500	599,990
California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group) Series 2018 5.00%, 01/01/2028-01/01/2029	5,705	7,134,952
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.00%, 07/01/2024-07/01/2029(a)	335	344,916
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015R 5.00%, 09/01/2025	4,175	4,695,664
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2022	3,365	3,656,712
City of Los Angeles Department of Airports 4.00%, 05/15/2044	1,000	1,141,380
5.00%, 05/15/2031-05/15/2033	1,485	1,963,066
Series 2016A 5.00%, 05/15/2026-05/15/2030	4,470	5,435,586
Series 2017A 5.00%, 05/15/2030-05/15/2031	4,860	6,009,362
Series 2017B 5.00%, 05/15/2021	1,875	1,906,500
Series 2018D 5.00%, 05/15/2026	2,890	3,561,636
City of Oakland CA Series 2015A 5.00%, 01/15/2022	1,380	1,449,152
City of Riverside CA Electric Revenue Series 2019A 5.00%, 10/01/2021	5,490	5,687,365
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017A 5.00%, 09/01/2031	1,000	1,204,190

	Principal Amount (000)	U.S. $ Value

City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	$360	$421,092
City of San Francisco CA Public Utilities Commission Water Revenue Series 2011A 5.00%, 11/01/2024 (Pre-refunded/ETM)	5,385	5,601,800
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014A 5.00%, 03/01/2024	1,955	2,222,033
Series 2014B 5.00%, 03/01/2026	2,360	2,677,585
Coronado Community Development Agency Successor Agency Series 2018A 5.00%, 09/01/2033	3,080	3,645,396
County of Los Angeles CA Series 2020A 4.00%, 06/30/2021	5,495	5,599,460
County of Monterey CA (County of Monterey CA COP) Series 2017 5.00%, 10/01/2029	4,870	6,261,602
County of Sacramento CA Airport System Revenue Series 2018E 5.00%, 07/01/2032	1,280	1,611,546
County of San Diego CA (County of San Diego CA COP) Series 2014A 5.00%, 10/15/2027-10/15/2028	2,550	2,998,968
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028	1,505	1,759,631
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	2,335	2,381,723
Irvine Unified School District Series 2017A 5.00%, 09/01/2023	925	1,032,513
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2022	1,460	1,518,035
Los Angeles Department of Water & Power Series 2020B 5.00%, 07/01/2028-07/01/2029	820	1,105,951
Los Angeles Department of Water & Power Power System Revenue Series 2018A 5.00%, 07/01/2028	1,660	2,176,310
Los Angeles Unified School District/CA Series 2014C 5.00%, 07/01/2027	6,815	7,903,901

	Principal Amount (000)	U.S. $ Value
Series 2015A 5.00%, 07/01/2021	$4,785	$4,899,074
Middle Fork Project Finance Authority 5.00%, 04/01/2033	450	560,903
Newport Mesa Unified School District 5.00%, 08/01/2021-08/01/2024	1,555	1,692,490
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2025-08/01/2026	2,335	2,790,420
Peralta Community College District Series 2014A 5.00%, 08/01/2027	5,855	6,810,243
Series 2020A 5.00%, 08/01/2022	3,545	3,812,541
Port of Oakland Series 2012P 5.00%, 05/01/2024 (Pre-refunded/ETM)	5,000	5,309,850
5.00%, 05/01/2025 (Pre-refunded/ETM)	1,405	1,492,068
Riverside County Redevelopment Successor Agency AGM Series 2017B 5.00%, 10/01/2029	1,900	2,384,500
Romoland School District Series 2015 5.00%, 09/01/2023	300	332,013
Sacramento City Unified School District/CA Series 2011 5.00%, 07/01/2025	2,380	2,426,910
Sacramento County Sanitation Districts Financing Authority Series 2014A 5.00%, 12/01/2029	2,000	2,316,460
San Diego Association of Governments (State of California DOT Fed Hwy Grant) 1.80%, 11/15/2027	1,500	1,567,365
San Diego County Regional Airport Authority 5.00%, 07/01/2031-07/01/2035	2,990	3,970,971
San Diego County Water Authority Series 2011A 5.00%, 05/01/2024-05/01/2025	4,860	4,937,322
Series 2021A 5.00%, 05/01/2022-05/01/2031(b)	5,810	6,970,086
San Francisco Community College District Series 2015 5.00%, 06/15/2022	5,000	5,349,000
San Francisco Intl Airport Series 2011G 5.00%, 05/01/2024 (Pre-refunded/ETM)	1,775	1,802,832
5.00%, 05/01/2024	695	705,467
Series 20122 5.00%, 05/01/2027	1,270	1,348,892
Series 2016S 5.00%, 05/01/2025-05/01/2026	2,730	3,329,508
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027	750	894,818

	Principal Amount (000)	U.S. $ Value

Simi Valley Unified School District Series 2017 5.00%, 08/01/2021-08/01/2022	$2,500	$2,642,650
State of California Series 2013 5.00%, 02/01/2021	2,185	2,192,735
Series 2015 5.00%, 08/01/2022-03/01/2024	3,975	4,436,731
Series 2018B 5.00%, 08/01/2029	7,615	10,071,294
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 09/01/2025	1,900	2,297,651
Tobacco Securitization Authority of Southern California 5.00%, 06/01/2030	960	1,297,392
Turlock Irrigation District 5.00%, 01/01/2021	1,220	1,220,000
University of California series 2012G 5.00%, 05/15/2023 (Pre-refunded/ETM)	2,645	2,818,618
Series 2012G 5.00%, 05/15/2023	4,755	5,060,984
Series 2013A 5.00%, 05/15/2048	6,000	6,674,160
Series 2015A 5.00%, 05/15/2021	5,355	5,450,105
Series 2018A 4.00%, 05/15/2024	2,120	2,383,346
Upper Santa Clara Valley Joint Powers Authority Series 2011A 5.00%, 08/01/2025 (Pre-refunded/ETM)	1,790	1,839,744
Vista Unified School District Series 2012 5.00%, 08/01/2023-08/01/2025	4,240	4,560,950
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2026-01/01/2028	2,800	3,252,846

		276,800,699

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,048,670
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)	690	724,100
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2030	1,000	1,042,890
Vauxmont Metropolitan District AGM 5.00%, 12/01/2050	100	123,231

		2,938,891

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.3%
State of Connecticut Series 2015B 5.00%, 06/15/2030	$1,250	$1,472,113

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Palm Beach Gardens/Franklin Academy Pembroke Pines K-12) 5.00%, 12/15/2026(a)	100	112,557
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2031	100	77,817
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	140	142,542

		332,916

Guam – 0.5%
Territory of Guam 5.00%, 11/15/2031	95	103,730
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	570	668,077
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	1,610	1,828,493

		2,600,300

Illinois – 2.3%
Chicago Board of Education Series 2017F 5.00%, 12/01/2024	2,000	2,204,220
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2023-09/01/2033	300	356,186
Metropolitan Pier & Exposition Authority Series 2017B 5.00%, 12/15/2030	1,400	1,646,456
State of Illinois Series 2012 5.00%, 08/01/2021	350	357,945
Series 2014 5.00%, 05/01/2025	2,165	2,380,612
Series 2016 5.00%, 02/01/2022	1,520	1,583,126
Series 2017D 5.00%, 11/01/2024	3,190	3,498,409

		12,026,954

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2027-02/01/2031	240	286,228

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) 6.10%, 06/01/2038-12/01/2040(a)	$210	$258,544

Michigan – 2.1%
City of Detroit MI 5.00%, 04/01/2029-04/01/2030	2,600	2,887,536
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2025	2,175	2,447,919
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030-12/31/2030	4,325	5,510,923

		10,846,378

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2027	100	116,351

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	2,290	2,573,800

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	420	422,638

New Jersey – 1.9%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2022	6,950	7,375,618
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2029	2,000	2,492,500

		9,868,118

New York – 0.0%
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	210	229,751

Ohio – 0.3%
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	160	161,200

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)	$890	$981,474
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	180	181,350
Series 2016B 4.375%, 06/01/2033	350	352,625

		1,676,649

Pennsylvania – 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022	1,000	1,052,560

Puerto Rico – 0.6%
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	190	228,902
AGC Series 2007C 5.50%, 07/01/2031	110	132,909
NATL Series 2005L 5.25%, 07/01/2035	1,170	1,246,846
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP)
Series 2000 6.625%, 06/01/2026	1,105	1,140,912
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	448	422,576

		3,172,145

Texas – 0.9%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,010	1,073,751
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008D 6.25%, 12/15/2026	2,950	3,540,059

		4,613,810

Washington – 0.2%
Kalispel Tribe of Indians Series 2018A 5.00%, 01/01/2032(a)	1,000	1,138,770

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.5%
UMA Education, Inc. 5.00%, 10/01/2023-10/01/2029(a)	$1,040	$1,156,611
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	1,135	1,259,135

		2,415,746

Total Long-Term Municipal Bonds (cost $327,871,684)		346,792,471

Short-Term Municipal Notes – 0.7%
Texas – 0.7%
State of Texas 4.00%, 08/26/2021 (cost $3,713,929)	3,625	3,715,335

Total Municipal Obligations (cost $331,585,613)		350,507,806

	Shares

INVESTMENT COMPANIES – 27.1%
Funds and Investment Trusts – 27.1%(c)
Vanguard Mid-Cap ETF	23,156	4,787,966
iShares Core MSCI Emerging Markets ETF	304,022	18,861,525
SPDR S&P 500 ETF Trust	213,217	79,717,572
iShares Core MSCI EAFE ETF	555,459	38,376,662

Total Investment Companies (cost $102,981,563)		141,743,725

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 1.5%
United States – 1.5%
U.S. Treasury Notes 2.125%, 11/30/2023(d)	$200	211,437
2.625%, 02/15/2029(d) (e)	6,670	7,656,952

Total Governments - Treasuries (cost $7,262,638)		7,868,389

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	245	252,122
Series 2014-C03, Class 2M2 3.048% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	102	102,516
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	18	18,148

	Principal Amount (000)	U.S. $ Value
Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(f)	$88	$89,934
Series 2016-C07, Class 2M2 4.498% (LIBOR 1 Month + 4.35%), 05/25/2029(f)	223	232,192
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(f)	378	386,488
Series 2017-C06, Class 2M2 2.948% (LIBOR 1 Month + 2.80%), 02/25/2030(f)	188	189,477

Total Collateralized Mortgage Obligations (cost $1,175,879)		1,270,877

	Shares

SHORT-TERM INVESTMENTS – 5.6%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(c) (g) (h) (cost $25,201,771)	25,201,771	25,201,771

	Principal Amount (000)

U.S. Treasury Bills – 0.8%
U.S. Treasury Bill
Zero Coupon, 01/28/2021(e) (cost $3,999,738)	$4,000	3,999,827

Total Short-Term Investments (cost $29,201,509)		29,201,598

Total Investments – 101.3% (cost $472,207,202)(i)		530,592,395
Other assets less liabilities – (1.3)%		(6,730,803)

Net Assets – 100.0%		$523,861,592

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	99	March 2021	$9,775,260	$361,702
Euro STOXX 50 Index Futures	31	March 2021	1,344,426	28,398
MSCI Emerging Markets Futures	30	March 2021	1,932,300	55,721
MSCI Singapore IX ETS Futures	121	January 2021	2,959,995	(17,954)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Futures	137	March 2021	$25,679,280	$339,876
S&P Mid 400 E Mini Futures	8	March 2021	1,842,800	54,415
S&P TSX 60 Index Futures	65	March 2021	10,508,052	(115,627)
TOPIX Index Futures	54	March 2021	9,437,122	116,234
U.S. T-Note 10 Yr (CBT) Futures	379	March 2021	52,331,609	85,210
U.S. T-Note 2 Yr (CBT) Futures	148	March 2021	32,704,531	34,512
U.S. Ultra Bond (CBT) Futures	59	March 2021	12,600,188	(244,944)
Sold Contracts
FTSE 100 Index Futures	8	March 2021	702,348	8,966
Hang Seng Index Futures	18	January 2021	3,159,917	(98,568)
OMXS30 Index Futures	61	January 2021	1,392,548	2,080
SPI 200 Futures	8	March 2021	1,007,940	9,988

				$620,009

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	1,057	USD	799	01/12/2021	$(15,630)
BNP Paribas SA	SEK	16,616	USD	1,961	01/15/2021	(58,557)
BNP Paribas SA	GBP	1,845	USD	2,467	01/21/2021	(56,203)
BNP Paribas SA	USD	5,530	GBP	4,102	01/21/2021	79,784
BNP Paribas SA	EUR	1,512	USD	1,848	03/17/2021	(1,824)
BNP Paribas SA	USD	4,930	EUR	4,038	03/17/2021	10,946
Citibank, NA	SEK	47,202	USD	5,578	01/15/2021	(159,926)
Citibank, NA	USD	9,069	CAD	11,600	02/18/2021	45,818
Credit Suisse International	AUD	1,874	USD	1,448	01/12/2021	3,478
Credit Suisse International	SEK	7,082	USD	868	01/15/2021	7,370
Credit Suisse International	USD	649	SEK	5,669	01/15/2021	39,710
Credit Suisse International	GBP	1,962	USD	2,681	01/21/2021	(1,907)
Credit Suisse International	CHF	1,709	USD	1,941	01/29/2021	9,412
Credit Suisse International	JPY	601,986	USD	5,845	02/26/2021	11,712
Credit Suisse International	EUR	5,463	USD	6,718	03/17/2021	34,004
Deutsche Bank AG	USD	9,378	JPY	976,813	02/26/2021	87,634
HSBC Bank USA	USD	8,910	SEK	78,827	01/15/2021	671,762
JPMorgan Chase Bank, NA	USD	1,367	AUD	1,844	01/12/2021	55,167
JPMorgan Chase Bank, NA	SEK	47,378	USD	5,458	01/15/2021	(300,798)
JPMorgan Chase Bank, NA	USD	1,279	NOK	11,581	01/15/2021	71,429
JPMorgan Chase Bank, NA	USD	3,783	SEK	32,396	01/15/2021	155,016
JPMorgan Chase Bank, NA	JPY	253,887	USD	2,453	02/26/2021	(7,192)
Morgan Stanley & Co., Inc.	USD	534	AUD	748	01/12/2021	42,731
Morgan Stanley & Co., Inc.	USD	2,166	SEK	18,713	01/15/2021	108,934
Morgan Stanley & Co., Inc.	USD	1,215	GBP	904	01/21/2021	21,648
Morgan Stanley & Co., Inc.	USD	711	JPY	73,632	02/26/2021	2,609
State Street Bank & Trust Co.	AUD	2,592	USD	1,915	01/12/2021	(83,304)
State Street Bank & Trust Co.	SEK	7,133	USD	840	01/15/2021	(26,721)
State Street Bank & Trust Co.	GBP	2,070	USD	2,765	01/21/2021	(66,521)
State Street Bank & Trust Co.	USD	2,748	GBP	2,070	01/21/2021	83,400
State Street Bank & Trust Co.	CHF	1,804	USD	1,997	01/29/2021	(42,629)
State Street Bank & Trust Co.	USD	83	CHF	75	01/29/2021	2,192
State Street Bank & Trust Co.	JPY	194,572	USD	1,868	02/26/2021	(17,332)
UBS AG	USD	701	NZD	983	03/05/2021	6,667

						$712,879

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,470	01/15/2028	1.230%	CPI#	Maturity	$421,235	$—	$421,235
USD	5,230	01/15/2028	0.735%	CPI#	Maturity	554,990	—	554,990
USD	1,575	01/15/2030	1.572%	CPI#	Maturity	83,631	—	83,631
USD	1,575	01/15/2030	1.587%	CPI#	Maturity	81,071	—	81,071
USD	240	01/15/2030	1.714%	CPI#	Maturity	9,029	—	9,029
USD	240	01/15/2030	1.731%	CPI#	Maturity	8,582	—	8,582

						$1,158,538	$—	$1,158,538

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	13,270	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$112,956	$—	$112,956
USD	14,000	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	595,956	—	595,956
USD	4,180	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	236,089	—	236,089
USD	659	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	30,965	—	30,965
USD	1,481	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	73,382	—	73,382
USD	3,000	04/16/2034	3 Month LIBOR	2.673%	Quarterly/ Semi-Annual	605,049	—	605,049

						$1,654,397	$—	$1,654,397

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	123	$(32,779)	$(15,466)	$(17,313)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	37	(9,860)	(3,606)	(6,254)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	8	$(2,132)	$(976)	$(1,156)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	251	(66,892)	(30,405)	(36,487)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	255	(67,936)	(25,113)	(42,823)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	20	(5,330)	(1,967)	(3,363)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	382	(101,803)	(36,655)	(65,148)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	48	(12,792)	(6,010)	(6,782)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	331	(88,212)	(30,828)	(57,384)

						$(387,736)	$(151,026)	$(236,710)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,000	10/23/2026	2.310%	CPI#	Maturity	$(393,924)	$—	$(393,924)
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI#	Maturity	(93,999)	—	(93,999)
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	(97,557)	—	(97,557)
Citibank, NA	USD	6,400	10/23/2021	2.039%	CPI#	Maturity	(242,067)	—	(242,067)
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	35,105	—	35,105
Citibank, NA	USD	3,000	07/20/2027	2.104%	CPI#	Maturity	(27,425)	—	(27,425)
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	21,211	—	21,211
JPMorgan Chase Bank, NA	USD	3,000	03/02/2024	2.175%	CPI#	Maturity	(59,570)	—	(59,570)
JPMorgan Chase Bank, NA	USD	5,000	07/20/2024	1.995%	CPI#	Maturity	(10,984)	—	(10,984)
JPMorgan Chase Bank, NA	USD	4,000	11/04/2026	2.015%	CPI#	Maturity	(1,232)	—	(1,232)
JPMorgan Chase Bank, NA	USD	7,000	12/27/2028	2.009%	CPI#	Maturity	(6,400)	—	(6,400)
Morgan Stanley Capital Services LLC	USD	19,000	07/20/2022	1.939%	CPI#	Maturity	(5,132)	—	(5,132)
Morgan Stanley Capital Services LLC	USD	5,000	07/20/2032	2.158%	CPI#	Maturity	(34,397)	—	(34,397)

							$(916,371)	$—	$(916,371)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,815	10/09/2029	1.120%	SIFMA*	Quarterly	$(163,642)	$—	$(163,642)
Citibank, NA	USD	3,815	10/09/2029	1.125%	SIFMA*	Quarterly	(165,500)	—	(165,500)

							$(329,142)	$—	$(329,142)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $12,031,265 or 2.3% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $64,382,727 and gross unrealized depreciation of investments was $(3,333,934), resulting in net unrealized appreciation of $61,048,793.

As of December 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.9% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial -Backed Index

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$346,792,471	$—	$346,792,471
Short-Term Municipal Notes		3,715,335		3,715,335
Investment Companies	141,743,725	—	—	141,743,725
Governments - Treasuries	—	7,868,389	—	7,868,389
Collateralized Mortgage Obligations	—	1,270,877	—	1,270,877
Short-Term Investments:
Investment Companies	25,201,771	—	—	25,201,771
U.S. Treasury Bills	—	3,999,827	—	3,999,827

Total Investments in Securities	166,945,496	363,646,899	—	530,592,395
Other Financial Instruments(a):
Assets:
Futures	1,095,022	2,080	—	1,097,102
Forward Currency Exchange Contracts	—	1,551,423	—	1,551,423
Centrally Cleared Inflation (CPI) Swaps	—	1,158,538	—	1,158,538
Centrally Cleared Interest Rate Swaps	—	1,654,397	—	1,654,397
Inflation (CPI) Swaps	—	56,316	—	56,316
Liabilities:
Futures	(360,571)	(116,522)	—	(477,093)
Forward Currency Exchange Contracts	—	(838,544)	—	(838,544)
Credit Default Swaps	—	(387,736)	—	(387,736)
Inflation (CPI) Swaps	—	(972,687)	—	(972,687)
Interest Rate Swaps	—	(329,142)	—	(329,142)

Total	$167,679,947	$365,425,022	$—	$533,104,969

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2020 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,214	$55,386	$39,398	$25,202	$145